UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity: 333-271899-02

Central Index Key Number of Issuing Entity: 0002006743

BRIDGECREST LENDING AUTO SECURITIZATION TRUST 2024-1

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor: 333-271899
Central Index Key Number of Depositor: 0001974820

BRIDGECREST AUTO FUNDING LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001493927

BRIDGECREST ACCEPTANCE CORPORATION

(Exact Name of Sponsor as Specified in its Charter)

Clay Scheitzach, Esq. — General Counsel, Bridgecrest Acceptance Corporation, (888) 418-1212
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Exhibit Index
Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 15, 2025	BRIDGECREST AUTO FUNDING LLC (Depositor)

	By:	/s/ Daniel Gaudreau
	Name:	Daniel Gaudreau
	Title:	President